Accumulated other comprehensive income (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign exchange gain (loss), net	¥ 79,020	¥ (12,400)	¥ (22,664)
Other income (loss), net	(14,705)	50,843	(45,948)
Costs and Expenses	27,487,123	27,758,136	26,979,648
Income before income taxes and equity in earnings of affiliated companies	(2,554,607)	(2,285,465)	(2,620,429)
Provision for income taxes	683,430	659,944	504,406
Equity in earnings of affiliated companies	(271,152)	(360,066)	(470,083)
Net income	(2,142,329)	(1,985,587)	(2,586,106)
Reclassification from AOCI, Current Period, Tax	(4,360)	4,071	7,229
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	10,392	(6,197)	(22,221)
Foreign currency translation adjustments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (loss), net		1,377	(6,664)
Income before income taxes and equity in earnings of affiliated companies		1,377	(6,664)
Net income		1,377	(6,664)
Unrealized gains (losses) on securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign exchange gain (loss), net	8,823	(22,374)	(25,247)
Other income (loss), net	(2,484)	(827)	(1,993)
Income before income taxes and equity in earnings of affiliated companies	6,246	(21,958)	(31,807)
Provision for income taxes	(1,960)	6,963	9,729
Equity in earnings of affiliated companies	99	(31)	20
Net income	4,385	(15,026)	(22,058)
Unrealized gains (losses) on securities | Reclassification out of Accumulated Other Comprehensive Income | Financial Service [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financing operations	(93)	1,243	(4,567)
Recognized net actuarial loss | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (loss), net	12,611	14,029
Costs and Expenses			12,914
Amortization of prior service costs | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (loss), net	(4,204)	(3,685)
Costs and Expenses			(3,913)
Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	8,407	10,344	9,001
Reclassification from AOCI, Current Period, Tax	(2,400)	(2,892)	(2,500)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	¥ 6,007	¥ 7,452	¥ 6,501